Benefit Plans (Fair value of our pension benefits plan assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Other Investments	$ 4,345	$ 5,089	$ 5,484
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	319,581	220,633
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Insurance Contract	4,345	5,089
Cash and Cash Equivalents, Fair Value Disclosure	302	450
Other Investments	14,522	14,720
Equity Securities, FV-NI	47,187	73,532
Defined Benefit Plan, Plan Assets, Amount	112,203	117,504	$ 119,441
Debt Securities, Trading	45,847	23,713
Other Defined Benefit Pension Plans [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Insurance Contract	0	0
Cash and Cash Equivalents, Fair Value Disclosure	302	450
Other Investments	0	0
Defined Benefit Plan, Plan Assets, Amount	302	450
Other Defined Benefit Pension Plans [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Insurance Contract	0	0
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Other Investments	14,522	14,720
Defined Benefit Plan, Plan Assets, Amount	14,522	14,720
Other Defined Benefit Pension Plans [Member] | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Insurance Contract	4,345	5,089
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Other Investments	0	0
Defined Benefit Plan, Plan Assets, Amount	$ 4,345	$ 5,089